Transacions with a Related Party	12 Months Ended
Dec. 31, 2011
Related Party Transaction Due From To Related Party Abstract
Transactions with a Related Party

3. Transactions with a Related Party

Diana Shipping Services S.A. (“DSS” or the “Manager”): DSS, a wholly owned subsidiary of DSI, a Company's major shareholder, provides (i) administrative services under an Administrative Services Agreement, for a monthly fee of $10,000; (ii) brokerage services pursuant to a Broker Services Agreement that DSS has entered into with Diana Enterprises Inc. (“Diana Enterprises”), a related party controlled by the Company's Chief Executive Officer and Chairman Mr. Symeon Palios, for annual fees of $1,040,000 until the completion of the public offering on June 15, 2011 (Note 8) and $1,300,000 thereafter; (iii) commercial and technical services pursuant to Vessel Management Agreements, signed between each shipowning company and DSS, under which the Company pays a commission of 1% of the gross charterhire and freight earned by each vessel and a technical management fee of $15,000 per vessel per month for employed vessels and $20,000 per vessel per month for laid-up vessels.

For 2011 and for the period from January 7 (inception date) to December 31, 2010, DSS charged the Company the following amounts for (i) management fees and commissions under the Vessel Management Agreements, (ii) administrative fees under the Administrative Services Agreement and (iii) brokerage fees attributable to Diana Enterprises under the Broker Services Agreement between DSS and Diana Enterprises:

	For the year ended December 31, 2011	For the period from January 7, 2010 (inception date) to December 31, 2010
Management fees	$757,500	$203,000
Commissions	269,960	57,347
Administrative fees	120,000	88,000
Brokerage fees	1,181,556	606,667

From the total management fees for 2011, $650,000 are separately presented in the related accompanying consolidated statement of operations and $107,500 are included in Vessels and in Advances for vessel acquisitions and other vessel costs in the accompanying consolidated balance sheet of December 31, 2011. Management fees for the period from January 7, 2010 (inception date) to December 31, 2010 are separately presented in the related accompanying consolidated statement of operations. Commissions are included in Voyage expenses in the accompanying consolidated statements of operations. Administrative and brokerage fees are included in General and administrative expenses in the accompanying consolidated statements of operations.

As at December 31, 2011, an amount of $263,438 was due to DSS, for payments made by DSS on behalf of the Company, and is included in Due to related parties in the accompanying consolidated balance sheet. As at December 31, 2010 an amount of $397,853 was due from DSS, representing Company's payments in excess of DSS charges, and is included in Due from related party in the accompanying 2010 consolidated balance sheet.